Discontinued Operations and Assets Held for Sale	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Assets Held for Sale

9.1	DISCONTINUED OPERATIONS

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold (formerly known as GFI Mining South Africa, or GFIMSA), which includes the KDC and Beatrix mining operations. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management.

The distribution was a spin-off to Gold Fields shareholders and was accordingly accounted for at historical carrying amount of the net assets of Sibanye Gold. The total distribution amounted to $1,033.7 million.

The distribution met the requirements of a discontinued operation, since the operations and cash flows of Sibanye Gold have been eliminated from the on-going operations of the Group as a result of the distribution and Gold Fields did not have any significant continuing involvement in the operation of Sibanye Gold after the distribution, and has been presented as such in these financial statements. Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

	Fiscal Year Ended December 31,
	2013	2012	2011
Product sales	310.7	2,021.2	2,301.0
Costs and expenses	(285.7)	(1,737.8)	(1,797.6)

Income before tax and share of equity investee’s profits	25.0	283.4	503.4
Income and mining tax expense	(5.4)	67.5	(167.5)

Income before share of equity investee’s profits	19.6	350.9	335.9
Share of equity investee’s profits	0.9	11.4	4.8

Net income	20.5	362.3	340.7

Property, plant and equipment, net	1,987.3
Non-current investments	187.0
Current assets	285.4
Current liabilities	(234.8)
Non-current liabilities	(1,191.2)

Net carrying value	1,033.7
Net asset value distributed	(1,033.7)

Profit on distribution	—

9.2	ASSETS HELD FOR SALE

Following the decision to dispose of non-core projects, Arctic Platinum and Yanfolila were classified as held for sale and valued at the lower of fair value less cost to sell or carrying value. The disposals are expected to be completed during 2014.

December 31, 2013
Arctic Platinum	31.0
Yanfolila [1]	16.0

Total assets held for sale	47.0

(1)	Refer to note 4 for details on the impairments of this asset.